Share capital (FY)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Share Capital [Abstract]
Share capital
13.	Share capital
(a)	Authorized
The Company is authorized to issue an unlimited number of common stock without par value.
(b)	Shares issued
Shares issued during the nine months ended April 30, 2025
On September 5, 2024, the Company issued 15,963 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.
In October 28, 2024, the Company issued 22,448 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures (Note 10).
On October 29, 2024, the Company issued 91,760 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$1.31 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.
On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), with each of former Devv Holdings shares converted to securities of the Company on a 1 to 0.152934 basis. All disclosures in these financial statements on number of shares have been accordingly converted on the same basis. 5,159,209 shares with a fair value of $3,147,117 were retained by former shareholders of the Company as consideration for the De-SPAC transaction.
On November 6, 2024, upon completion of the De-SPAC transaction (Note 4), the Company also issued:
•	2,000,000 shares with a fair value of $1,220,000 for the acquisition of 50% interest in an associate, MSP (Note 6).
•
3,000,522 shares with a fair value of $1,830,318 in settlement of accounts payable and accrued liabilities with various vendors of Devv Holdings and Devv Corp, in the amount of $10,523,400. On October 29, 2024, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the various vendors in settlement of the debt. Upon the closing of the De-SPAC transaction, the Company issued 3,000,522 replacement shares to the Focus Impact Sponsor. As Focus Impact Sponsor transferred the Sponsor Shares on behalf of the Company, and assumed the risk of the De-SPAC transaction not occurring (wherein Devv Holdings and Devv Corp would not have been obliged to compensate Focus Impact Sponsor in that eventuality), the transaction is more akin to a capital transaction per ASC 470-50-40-2, to reflect the risk undertaken by Focus Impact Sponsor in its capacity as a significant shareholder of the Company. As such the gain on settlement of $8,693,082 was recognized in equity.

•	1,694,808 shares to various parties for gross proceeds of $2,250,000, of which $20,000 remain receivable as of April 30, 2025.
•
500,000 shares with a fair value of $305,000 as a commitment fee in connection the ELOC Agreement with Helena I (Notes 7 and 17). The fair value of the shares is recognized as deferred financing costs of the Company.

•	3,249,876 shares with a fair value of $1,982,424 for the acquisition of carbon credits, and for deposits on carbon credits purchases (Note 5).
On November 13, 2024, the Company issued 557,290 shares with a fair value of $585,155 in consideration to Focus Impact Partners, for entering into a strategic consulting agreement (Note 17).
On December 27, 2024, the Company issued 412,478 shares with a fair value of $317,608 in settlement of accounts payable and accrued liabilities with various vendors of the Company, in the amount of $1,225,000, and recognized a gain on settlement of $907,392.
On March 17, 2025, the Company issued 166,667 shares with a fair value of $58,333 in accordance with the ELOC Agreement with Helena I (Note 7) in satisfaction of the $125,000 commitment (Note 17) upon the effectiveness of the Helena I Registration Statement.
In March 2025, the Company issued 1,606,000 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $481,530.
Shares issued during the nine months ended April 30, 2024
On August 4, 2023 the Company issued 91,760 shares for the exercise of 91,760 share purchase warrants, at an exercise price of CAD$1.31 per share.
On August 22, 2023 the Company issued 63,722 shares for the exercise of 63,722 share purchase warrants, at an exercise price of CAD$1.31 per share.
On September 22, 2023 the Company issued 25,489 shares for the exercise of 25,489 share purchase warrants, at an exercise price of CAD$1.31 per share.
(c)	Share purchase warrants
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	1,509,817	$4.25	1.85
Exercised	(180,971)	$0.97	—
Balance, July 31, 2024	1,328,846	$4.72	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(91,760)	$0.95	—
Expired	(1,038,016)	$5.67	—
Balance, April 30, 2025	22,899,057	$1.52	4.74

As at April 30, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
12,999	CAD$13.08	June 30, 2025
186,071	CAD$1.31	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,899,057

*	Each warrant exercisable for 0.9692 common stock.
All of the warrants outstanding are liability classified (Note 11).
The Company has 11,224 warrants with an exercise price of CAD$6.73 to be issued as of April 30, 2025.
(d)	Options
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	627,786	$4.01
Forfeited	(13,991)	$3.79
Granted	500,000	$0.23
Cancelled	(27,301)	$3.79
Outstanding, April 30, 2025	1,086,494	$2.28
Exercisable, July 31, 2024	334,964	$4.01
Exercisable, April 30, 2025	446,102	$3.99

As at April 30, 2025, the weighted average remaining contractual life of outstanding options is 5.15 years (July 31, 2024 – 7.09 years).
As at April 30, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
26,763	CAD$5.24	January 17, 2028	26,763
91,760	CAD$5.24	February 6, 2028	91,760
84,113	CAD$7.26	May 15, 2028	53,909
7,646	CAD$7.72	June 26, 2028	5,734
229,398	CAD$5.24	January 17, 2032	160,578
45,880	CAD$5.24	March 1, 2032	32,116
9,176	CAD$5.24	March 14, 2032	6,424
76,466	CAD$5.24	October 12, 2032	53,526
15,292	CAD$5.24	February 6, 2033	15,292
500,000	$0.23	March 26, 2030	—
1,086,494			446,102

Stock options issued during the nine months ended April 30, 2025
On March 26, 2025, 500,000 stock options with an exercise price of $0.23 and a term of 5 years was granted to officers of the Company. One-third of the options vest 12 months from grant date, and the remaining two-thirds vest monthly in 24 equal installments. The stock options are equity classified.
Stock options issued during the nine months ended April 30, 2024
No stock options were granted during the nine months ended April 30, 2024.
Share-based compensation – Options
Share-based payments relating to the vesting of options for the nine months ended April 30, 2025 was $52,855 (2024 - $572,041) and is recorded as salaries and wages on the consolidated statement of operations.
As of November 6, 2024, upon the listing of the Company’s shares on the NASDAQ, 586,494 stock options outstanding are liability classified (Note 12).
As of April 30, 2025, the total intrinsic value of options outstanding and exercisable was $Nil and $Nil, respectively. The intrinsic value of outstanding stock options is based on the company’s closing stock price on April 30, 2025.
(e)	Restricted stock units (“RSUs”)
The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	1,036,892
Granted	177,949
Outstanding, July 31, 2024	1,214,841
Granted	305,867
Forfeited	(37,541)
Outstanding, April 30, 2025	1,483,167

RSUs granted during the nine months ended April 30, 2025
On March 26, 2025, 305,867 restricted stock units were granted to an officer of the Company. 70% of the RSUs vest on grant date, the remaining restricted stock units vest in equal 15% installments annually.
RSUs granted during the nine months ended April 30, 2024
No RSUs were granted during the nine months ended April 30, 2024.
As at April 30, 2025, the Company had 1,483,167 (July 31, 2024 – 1,214,841) restricted stock units (“RSUs”) outstanding, of which 1,009,027 (July 31, 2024 – 259,988) had vested. All vested RSU’s are to be settled by December 31st of the calendar year in which the RSUs vest.
As at April 30, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
9,176	November 30, 2021	9,176
382,335	December 24, 2021	267,634
10,094	March 1, 2022	10,094
627,029	March 14, 2022	452,684
148,666	July 30, 2024	55,332
305,867	March 26, 2025	214,107
1,483,167		1,009,027

Stock-based compensation – RSU’s
Share-based payments relating to the vesting of RSUs for the nine months ended April 30, 2025 was $431,722 (2024 - $476,709) and is recorded as salaries and wages on the consolidated statement of operations.
(f)	Weighted average common shares outstanding

	Nine months ended April 30, 2025	Nine months ended April 30, 2024	Three months ended April 30, 2025	Three months ended April 30, 2024
Net income (loss)	$(5,091,435)	$(6,828,193)	$3,522,625	$(1,717,619)

Weighted average number of shares:
Issued common shares at the beginning of the period	11,638,713	11,457,741	28,343,067	11,638,712
Effect of common shares issued during the period	10,885,479	169,120	803,206	—
Weighted average number of shares - basic	22,524,192	11,626,861	29,146,273	11,638,712
Restricted Stock Units in issuance	—	—	1,483,167	—
Weighted average number of shares - diluted	22,524,192	11,626,861	30,629,440	11,638,712

Net income (loss) per share, basic	$(0.23)	$(0.59)	$0.12	$(0.15)
Net income (loss) per share, diluted	$(0.23)	$(0.59)	$0.12	$(0.15)

DevvStream Holdings, Inc. [Member]
Share Capital [Abstract]
Share capital
8.	Share capital
(a)	Authorized
The Company is authorized to issue an unlimited number of SVS without par value and an unlimited number of MVS without par value. Each MVS can be converted into SVS at a rate of one MVS to 10 SVS and carries 10 voting rights per MVS.
(b)	Shares issued
Shares issued during the year ended July 31, 2024
On August 4, 2023 the Company issued 600,000 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$0.20 per share.
On August 22, 2023 the Company issued 416,667 shares for the exercise of 416,667 share purchase warrants, at an exercise price of CAD$0.20 per share.
On September 22, 2023 the Company issued 166,666 shares for the exercise of 166,666 share purchase warrants, at an exercise price of CAD$0.20 per share.
Shares issued during year ended July 31, 2023
On November 4, 2022, the Company closed the Transaction and issued 6,706,039 SVS to former shareholders of Devv Holdings and Finco for consideration of $2,960,920 (Note 4).
On May 10, 2023 the Company issued 1,170,000 shares for the exercise of 1,170,000 share purchase warrants, 1,000,000 of which were exercised at CAD$0.20 per share, and 170,000 of which were exercised at CAD$1.20, for total cash proceeds of CAD$404,000 ($301,984).
(c)	Share purchase warrants
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2022	7,959,376	CAD$0.70	1.80
Replacement Finco Warrants (Note 4)	2,997,975	CAD$1.20	1.27
Issued	85,000	CAD$2.00	1.92
Exercised	(1,170,000)	CAD$0.35	—
Balance, July 31, 2023	9,872,351	CAD$0.90	1.85
Exercised	(1,183,333)	CAD$0.20	—
Balance, July 31, 2024	8,689,018	CAD$1.00	0.67

As at July 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
6,787,351	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,816,667	CAD$0.20	September 29, 2026
8,689,018

On May 1, 2023, the Company announced the implementation of a Warrant Exercise Incentive Program (the “Incentive Program”), to reduce the exercise price of warrants priced at CAD$1.50 per share to CAD$1.20 per share, (the “Eligible Warrants”).
Under the Incentive Program, the Company offered holders of Eligible Warrants the right to receive one new share purchase warrant (a “New Warrant”) for each two Eligible Warrants exercised between May 1, 2023 and June 30, 2023, and subsequently extended to August 30, 2023. Each New Warrant will entitle the holder to acquire one additional share of the Company at an exercise price of CAD$2.00 per share until June 30, 2025.
On May 10, 2023, 170,000 Eligible Warrants were exercised, and 85,000 New Warrants were subsequently issued. As part of the issuances, $37,379 was assigned to the value of the New Warrants using the relative fair value method.
The modification of warrants resulting from the Incentive Program resulted in $23,744 being recorded to share-based compensation from the modification of previously granted finder’s warrants.
(d)	Options
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, July 31, 2022	1,980,000	CAD$0.80
Granted	2,125,000	CAD$0.89
Outstanding, July 31, 2024 and 2023	4,105,000	CAD$0.85
Exercisable, July 31, 2023	693,750	CAD$0.81
Exercisable, July 31, 2024	2,190,250	CAD$0.85

As at July 31, 2024, the weighted average remaining contractual life of outstanding options is 7.09 years (July 31, 2023 – 8.09 years).
As at July 31, 2024, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
175,000	CAD$0.80	January 17, 2028	131,250
550,000	CAD$1.11	May 15, 2028	245,000
50,000	CAD$1.18	June 26, 2028	25,000
1,500,000	CAD$0.80	January 17, 2032	825,000
360,000	CAD$0.80	March 1, 2032	198,000
60,000	CAD$0.80	March 14, 2032	33,000
60,000	CAD$0.80	April 13, 2032	33,000
500,000	CAD$0.80	October 12, 2032	275,000
850,000	CAD$0.80	February 6, 2033	425,000
4,105,000			2,190,250

Stock options issued during the year ended July 31, 2024
No stock options were issued during the year ended July 31, 2024.
Stock options issued during the year ended July 31, 2023
On October 19, 2022, the Company granted 500,000 options with an exercise price of CAD$0.80 and a grant date fair value of $212,144. 10% of the options vest upon the Company’s listing on a recognized stock exchange which occurred on January 17, 2023 (the “Listing Date”), and 15% of the options vest every six months thereafter.
On January 17, 2023, the Company granted 175,000 options with an exercise price of CAD$0.80 and a grant date fair value of $79,180. 25% of the options vest every six months from their date of grant.
On February 6, 2023, the Company granted 850,000 options with an exercise price of CAD$0.80 and a grant date fair value of $393,786. 25% of the options vest every six months from their date of grant.
On May 15, 2023, the Company granted 300,000 options with an exercise price of CAD$1.11 and a grant date fair value of $203,989. 10% of the options vest one month from their date of grant, and 15% vest every six months thereafter.
On May 15, 2023, the Company granted 250,000 options with an exercise price of CAD$1.11 and a grant date fair value of $169,991. 25% of the options vest every six months from their date of grant.
On June 26, 2023, the Company granted 50,000 options with an exercise price of CAD$1.18 and a grant date fair value of $41,026. 25% of the options vest every six months from their date of grant.
The fair value of stock options granted were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

Assumptions
Risk-free interest rate	2.93% - 3.70%
Expected volatility	150%
Fair value of underlying share	CAD$0.60 - CAD$1.18
Exercise price	CAD$0.80 - CAD$1.18
Dividend yield	0%
Expected life (years)	5.00 - 10.00

Expected volatility was estimated by using the annualized historical volatility of publicly traded companies that the Company considers to be comparable. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.
Share-based compensation – Options
Share-based payments relating to the vesting of options for the year ended July 31, 2024 was $692,740 (2023 - $778,742) and is recorded as salaries and wages on the consolidated statement of operations.
(e)	Restricted stock units (“RSUs”)
The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2022 and 2023	6,780,000
Granted	1,163,572
Outstanding, July 31, 2024	7,943,572

RSUs issued during the year ended July 31, 2024
On July 30, 2024, the Company granted 1,163,572 RSUs to directors, officers, employees and consultants of the Company. Each vested RSU can be exchanged for one SVS of the Company for no additional consideration. The RSUs will vest as follows:
•	10% vest upon the 6-month anniversary of the grant date
•	15% vest every 6 months thereafter for a period of 36 months
No RSUs were granted during the year ended July 31, 2023.
As at July 31, 2024, the Company had 7,943,572 (2023 – 6,780,000) restricted stock units (“RSUs”) outstanding, of which 3,736,000 (2023 – 1,700,000) had vested. All vested RSU’s are to be settled by December 31st of the calendar year in which the RSUs vest.
As at July 31, 2024, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
60,000	November 30, 2021	40,000
2,500,000	December 24, 2021	1,375,000
120,000	March 1, 2022	66,000
4,100,000	March 14, 2022	2,255,000
1,163,572	July 30, 2024	—
7,943,572		3,736,000

As at July 31, 2023 the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs vested
60,000	November 30, 2021	20,000
2,500,000	December 24, 2021	625,000
120,000	March 1, 2022	30,000
4,100,000	March 14, 2022	1,025,000
6,780,000		1,700,000

Stock-based compensation – RSU’s
Share-based payments relating to the vesting of RSUs for the year ended July 31, 2024 was $597,587 (2023 - $1,036,325) and is recorded as salaries and wages on the consolidated statement of operations.